Condensed Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)		Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 18, 2024
Balance (in Shares) at Jun. 18, 2024
Class B ordinary shares issued to Sponsor	[1]		$ 671	24,329		25,000
Class B ordinary shares issued to Sponsor (in Shares)	[1]		6,708,333
Sale of Private Placement Warrants		$ 66		6,471,934		6,472,000
Sale of Private Placement Warrants (in Shares)		663,125
Fair value of Public Warrants at issuance				525,000		525,000
Sale of Restricted Shares		$ 33		159,217		159,250
Sale of Restricted Shares (in Shares)		325,000
Allocated value of transaction costs to Class A ordinary shares				(71,958)		(71,958)
Accretion for common stock to redemption amount				(7,108,522)	(6,282,312)	(13,390,834)
Net income (loss)					(71,891)	(71,891)
Balance at Dec. 31, 2024		$ 99	$ 671		(6,354,203)	(6,353,433)
Balance (in Shares) at Dec. 31, 2024		988,125	6,708,333
Forfeiture of Founder Shares			$ (88)	88
Forfeiture of Founder Shares (in Shares)			(875,000)
Accretion for common stock to redemption amount				(88)	(1,785,596)	(1,785,684)
Net income (loss)					1,447,897	1,447,897
Balance at Mar. 31, 2025		$ 99	$ 583		(6,691,902)	(6,691,220)
Balance (in Shares) at Mar. 31, 2025		988,125	5,833,333
Balance at Dec. 31, 2024		$ 99	$ 671		(6,354,203)	(6,353,433)
Balance (in Shares) at Dec. 31, 2024		988,125	6,708,333
Forfeiture of Founder Shares			$ (88)	88
Forfeiture of Founder Shares (in Shares)			(875,000)
Accretion for common stock to redemption amount				(88)	(7,188,098)	(7,188,186)
Net income (loss)					5,017,538	5,017,538
Balance at Dec. 31, 2025		$ 99	$ 583		(8,524,763)	(8,524,081)
Balance (in Shares) at Dec. 31, 2025		988,125	5,833,333
Accretion for common stock to redemption amount					(1,548,784)	(1,548,784)
Net income (loss)					1,034,133	1,034,133
Balance at Mar. 31, 2026		$ 99	$ 583		$ (9,039,414)	$ (9,038,732)
Balance (in Shares) at Mar. 31, 2026		988,125	5,833,333

[1]	Includes an aggregate of up to 875,000 Class B ordinary shares that were subject to forfeiture if the underwriter did not exercise its over-allotment option. On January 10, 2025, the over-allotment option expired unexercised. As a result, the 875,000 shares were forfeited.